Share Capital - Disclosure of continuity of stock options (Details)	12 Months Ended
	Apr. 30, 2025 Shares $ / shares	Apr. 30, 2024 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding, beginning of the year | Shares	18,803,722	15,926,972
Weighted average exercise price, beginning of the year | $ / shares	$ 1.66	$ 1.69
Issued | Shares	6,050,000	4,500,000
Weighted average exercise price of share options issued | $ / shares	$ 2.24	$ 1.57
Cancelled | Shares	(175,000)	(841,000)
Weighted average exercise price of share options cancelled | $ / shares	$ (1.73)	$ (1.85)
Exercised | Shares	(6,139,722)	(782,250)
Weighted average exercise price of share options exercised | $ / shares	$ (1.44)	$ (1.38)
Options outstanding, end of the year | Shares	18,539,000	18,803,722
Weighted average exercise price, end of the year | $ / shares	$ 1.91	$ 1.66
Number of options exercisable, end of the year | Shares	14,110,000	15,469,222
Weighted average exercise price of share options exercisable , end of the year | $ / shares	$ 1.85	$ 1.68